CONDENSED CONSOLIDATED BALANCE SHEET ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 147,413	¥ 924,662	$ 162,301	¥ 1,055,982		¥ 639,999
Restricted cash	3,972	24,915	4,444	28,913		16,689
Short-term investments	16,739	105,000		0
Accounts receivable, net	612	3,838	380	2,470		0
Due from a related party	23,914	150,000	1,015	6,604		0
Inventories	1,300	8,155	1,215	7,905		5,533
Prepayments and other current assets	13,825	86,719	6,236	40,571		45,517
Total current assets	207,775	1,303,289	175,591	1,142,445		707,738
Non-current assets:
Property and equipment, net	15,795	99,075	15,397	100,177		75,673
Intangible assets, net	30,227	189,604	30,834	200,615		225,951
Goodwill	74,265	465,834	73,119	475,732		461,686
Deferred tax assets	2,178	13,659	369	2,404		4,087
Other non-current assets	6,173	38,718	5,374	34,965		25,163
Total non-current assets	128,638	806,890	125,093	813,893		792,560
Total assets	336,413	2,110,179	300,684	1,956,338		1,500,298
Current liabilities
Current portion of long-term loan			0	0		38,186
Accounts payable	1,319	8,275	928	6,041		4,068
Accrued expenses and other current liabilities	22,090	138,553	26,298	171,099		96,158
Deferred revenue and customer advances	166,188	1,042,428	124,928	812,821		601,324
Due to a related party	0	0	3,074	20,000		0
Income taxes payable	3,953	24,793	3,188	20,739		23,630
Total current liabilities	193,550	1,214,049	158,416	1,030,700		763,366
Non-current liabilities
Long-term loan	84,114	527,614	95,821	623,439		333,102
Deferred revenue and customer advances	4,409	27,658		0
Deferred tax liabilities	1,177	7,381	582	3,785		3,070
Other non-current liabilities	331	2,079	412	2,682		2,333
Total non-current liabilities	90,031	564,732	96,815	629,906		338,505
Total liabilities	283,581	1,778,781	255,231	1,660,606		1,101,871
Commitments and contingencies
Shareholders' equity:
Ordinary shares	1,120	7,022	1,042	6,782		6,120
Additional paid-in capital	91,998	577,070	81,840	532,474		452,369
Statutory reserves	7,392	46,366	7,126	46,366		32,511
Accumulated deficit	(51,627)	(323,832)	(48,496)	(315,531)	[1]	(134,264)
Accumulated other comprehensive income	6,419	40,266	6,154	40,040		50,464
Total RISE Education Cayman Ltd shareholders' equity	55,302	346,892	47,666	310,131		407,200
Non-controlling interests	(2,470)	(15,494)	(2,213)	(14,399)		(8,773)
Total equity	52,832	331,398	45,453	295,732		398,427
Total liabilities and shareholders' equity	$ 336,413	¥ 2,110,179	$ 300,684	¥ 1,956,338		¥ 1,500,298

[1]	The adoption resulted in additional deferred tax assets for deferred revenue and customer advances. However, due to the valuation allowance position, there is no net tax effect on accumulated deficit as the valuation allowance will also be increased commensurate to the increase in the deferred tax asset.